Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2020
VP - PARTNERS INTERNATIONAL CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF VP – PARTNERS INTERNATIONAL CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Variable Portfolio (VP) – Partners International Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of foreign issuers, located or traded in countries other than the U.S., that are believed to offer strong growth potential. While the Fund may invest in companies of any size, under normal circumstances, the Fund generally invests its assets in companies whose market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Index) at the time of purchase. The market capitalization range of the companies included within the Index was $613.5 million to $305.9 billion as of March 31, 2020. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest directly in foreign securities or indirectly through depositary receipts. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan. The Fund may from time to time emphasize one or more sectors in selecting its investments.

The Fund may invest in derivatives, such as futures (including index futures), forward contracts (including forward foreign currency contracts), as well as in foreign currencies and exchange-traded funds, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds and money market funds.

		Quantitative models are used as part of the investment process for the Fund. The models consider a wide range of factors, including, but not limited to, value and momentum.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risks, including Foreign Securities Risk, Market Risk, and Large-Cap Stock Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics, occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.

Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Due to the expenses and costs of an underlying ETF being shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The impact of any partial or complete dissolution of the EU on the United Kingdom (UK) and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

Japan. The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.

Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.

Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Fund’s subadviser may rely heavily on quantitative models and information and traditional and non-traditional data supplied by third parties (Models and Data). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the subadviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the subadviser will not be successful in forecasting movements in industries, sectors or companies and/or in determining the size, direction and/or the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.

The subadviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than other securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy suffers more than that of a Fund not following a momentum strategy.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet portfolio management’s perceived value assessment of that security, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.

Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

The Fund’s performance prior to May 2018 reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

		The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 12.27% Worst 3rd Quarter 2011 -21.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
VP - PARTNERS INTERNATIONAL CORE EQUITY FUND | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	$ 81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
1 year	rr_ExpenseExampleNoRedemptionYear01	81
3 years	rr_ExpenseExampleNoRedemptionYear03	252
5 years	rr_ExpenseExampleNoRedemptionYear05	439
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	18.76%
5 Years	rr_AverageAnnualReturnYear05	3.20%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
VP - PARTNERS INTERNATIONAL CORE EQUITY FUND | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	$ 106
3 years	rr_ExpenseExampleYear03	331
5 years	rr_ExpenseExampleYear05	574
10 years	rr_ExpenseExampleYear10	1,271
1 year	rr_ExpenseExampleNoRedemptionYear01	106
3 years	rr_ExpenseExampleNoRedemptionYear03	331
5 years	rr_ExpenseExampleNoRedemptionYear05	574
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,271
2011	rr_AnnualReturn2011	(12.87%)
2012	rr_AnnualReturn2012	20.59%
2013	rr_AnnualReturn2013	21.27%
2014	rr_AnnualReturn2014	(7.02%)
2015	rr_AnnualReturn2015	(0.60%)
2016	rr_AnnualReturn2016	(3.44%)
2017	rr_AnnualReturn2017	22.14%
2018	rr_AnnualReturn2018	(16.69%)
2019	rr_AnnualReturn2019	18.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
1 Year	rr_AverageAnnualReturnYear01	18.41%
5 Years	rr_AverageAnnualReturnYear05	2.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.91%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
VP - PARTNERS INTERNATIONAL CORE EQUITY FUND | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.98%